SUBSEQUENT EVENTS (Details Narrative) - USD ($)									1 Months Ended	2 Months Ended
	May 01, 2023	Apr. 04, 2023	Mar. 22, 2023	Jan. 23, 2023	Jan. 17, 2023	Jan. 10, 2023	Jul. 25, 2022	Sep. 04, 2020	Nov. 08, 2022	Apr. 30, 2023	Jan. 18, 2023	Oct. 09, 2020
Subsequent Event [Line Items]
Working interest percentage												70.00%
Sale of stock number of shares issued in transaction, shares									190.2726308
Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities							42,253,521
White River Holdings Corp [Member]
Subsequent Event [Line Items]
Working interest percentage												70.00%
Net revenue percentage								75.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
Sale of stock number of shares issued in transaction, shares										72.84
Sale of stock number of shares issued in transaction, shares										$ 25,000
Sale of stock, consideration received on transaction										$ 1,821,000
Results of operations, exploration expense			$ 3,250,000
Subsequent Event [Member] | Ecoark Holdings [Member]
Subsequent Event [Line Items]
Acquisition transaction	$ 1,765,000
Subsequent Event [Member] | Ault Lending L L C [Member]
Subsequent Event [Line Items]
Payments to acquire businesses, gross		$ 3,250,000
Subsequent Event [Member] | Share Exchange Agreement [Member] | White River Holdings Corp [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities							42,253,521
Subsequent Event [Member] | Share Exchange Agreement [Member] | White River Holdings Corp [Member] | Series A Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities							1,200
Subsequent Event [Member] | Participation Agreements [Member]
Subsequent Event [Line Items]
Due from Related Parties						$ 50,000					$ 150,000
Working interest percentage						1.04125%					1.04125%
Net revenue percentage					0.78094%	0.78094%
Subsequent Event [Member] | Membership Interest Purchase Agreement [Member]
Subsequent Event [Line Items]
Repayments of related party debt				$ 70,000
Prepaid Expense				30,000
Transaction expenses				20,000
Payment of non refundable deposit				$ 10,000
Subsequent Event [Member] | Fortium Holding Corp [Member] | Share Exchange Agreement [Member] | White River Holdings Corp [Member]
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage							100.00%